Acquisitions (Details) (USD $)	3 Months Ended		7 Months Ended	9 Months Ended		12 Months Ended		5 Months Ended	12 Months Ended		12 Months Ended			12 Months Ended			12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	May 24, 2011 Predecessor	Dec. 31, 2010 Predecessor	Dec. 31, 2012 Maximum	Dec. 31, 2012 Guardian	Dec. 31, 2011 Guardian	Dec. 21, 2012 Guardian	Dec. 31, 2012 APH and NightRays	Dec. 31, 2012 Entities acquired in 2011	Dec. 31, 2012 Entities acquired in 2010	Dec. 31, 2010 Entities acquired in 2010 Predecessor	Dec. 31, 2010 Milford Anesthesia Associates Affiliate Predecessor item	Dec. 31, 2012 Medics Ambulance	Dec. 31, 2012 Acute Management, LLC
Fair value of assets and liabilities
Cash													$ 428,000
Accounts receivable													12,748,000
Prepaid and other current assets													385,000
Current deferred federal tax asset													1,197,000
Property, plant and equipment													1,876,000
Other long-term assets													50,000
Accounts payable													(729,000)
Accrued liabilities													(4,895,000)
Federal tax liability													(5,216,000)
Net assets acquired													5,844,000
Additional disclosures
Operating revenue	63,503,000	68,624,000	127,932,000	192,068,000	181,376,000	256,742,000		85,480,000	245,983,000		3,000,000
Net income	(7,663,000)	15,209,000	13,019,000	(1,913,000)	28,842,000	41,185,000		20,668,000	131,724,000		300,000
Operating revenue on pro forma basis											100,100,000	95,400,000
Net income on pro forma basis											5,900,000	5,800,000
Total consideration of acquisitions paid in cash							179,200,000				159,000,000			33,800,000
Goodwill	2,437,620,000		2,269,140,000	2,437,620,000		2,413,632,000	2,269,140,000				102,100,000			31,400,000	128,800,000	77,900,000
Tax deductible goodwill											78,500,000			22,200,000
Total cost of acquisitions						3,200,000,000	183,200,000										119,900,000
Other gross intangible assets											51,100,000			4,600,000	28,100,000	68,900,000
Amount reclassified from goodwill to intangible assets																			5,200,000	2,700,000
Number of facilities to which anesthesia services are provided																		27
Contingent consideration payable for acquisitions made prior to December 31, 2012										15,600,000
Accrued liability for estimated additional payments to be made						$ 4,400,000